FAIR VALUE OF FINANCIAL INSTRUMENTS - Derivative Gain Loss (Details 10) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash flow hedges
Gain (loss) on the ineffective portion		$ 483
Gain (loss) immediately recognized at dedesignation	(110)	(7,036)
Non-hedge derivatives gain (loss)	10,577	9,101
Cash Flow Hedges | Other Income (Loss)
Cash flow hedges
Gain (loss) on the ineffective portion		483	(917)
Cash Flow Hedges | Gain (Loss) on Sale of Investments and Other Income (Loss)
Cash flow hedges
Gain (loss) immediately recognized at dedesignation	(110)	(7,036)	(13,939)
Cash Flow Hedges | Interest Expense
Cash flow hedges
Amount of gain (loss) reclassified from AOCI into income, related to effective portion	(6,128)	(30,631)	(63,350)
Deferred hedge gain reclassified from AOCI into income, related to anticipated financings	67	61	58
Deferred hedge gain (loss) reclassified from AOCI into income, related to effective portion of dedesignated hedges	(56)	1,189	2,259
Non-Hedge Derivatives | Other Income (Loss)
Cash flow hedges
Non-hedge derivatives gain (loss)	10,577	9,101	3,284
Non-Hedge Derivatives | Interest Expense
Cash flow hedges
Non-hedge derivatives gain (loss)	$ (236)